CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 10,079	$ 10,617
Accounts receivable, net	65,923	42,660
Contract assets	55,184	56,984
Prepaid expenses	10,466	6,227
Other current assets	2,109	1,769
Related-party notes receivable	7,020
Total Current Assets	150,781	118,257
Property and equipment, net	2,644	2,611
Operating right-of-use assets	2,827	3,920
Other noncurrent assets	4,764	4,558
Goodwill	32,132	32,132
Intangible assets, net	10,881	14,163
Total Assets	204,029	175,641
Current Liabilities:
Accounts payable	75,113	47,531
Line of credit	51,823	29,916
Accrued expenses	108,002	65,538
Deferred compensation		8,321
Contract liabilities	5,888	4,603
Operating lease liabilities, current	1,880	1,675
Warrant liabilities	20,890	1,380
Debt obligations, net of debt issuance costs	3,771	22,666
Total Current Liabilities	267,367	181,630
Long-Term Liabilities:
Deferred income taxes	217	178
Operating lease liabilities, noncurrent	1,826	3,770
Debt obligations, net of debt issuance costs	69,458	51,000
Related-party debt obligations, net of debt issuance costs	10,597
Derivative liabilities	826
Earn-out liabilities	5,600
Other long-term liabilities	2,590	367
Total Long-Term Liabilities	91,114	55,315
Total Liabilities	358,481	236,945
Stockholders’ (Deficit) Equity/Members’ (Deficit) Equity:
Preferred stock – par value of $0.0001 per share, 10,000,000 shares authorized, 0 issued and outstanding as of December 31, 2022
Additional paid-in capital	34,658
Members’ deficit		(61,304)
Accumulated deficit	(337,875)
Total stockholders’ deficit attributable to Rubicon Technologies, Inc.	(303,199)
Noncontrolling interests	148,747
Total Stockholders’ Deficit /Members’ Deficit	(154,452)	(61,304)
Total Liabilities and Stockholders’ (Deficit) Equity/ Members’ (Deficit) Equity	204,029	175,641
Common Class A [Member]
Stockholders’ (Deficit) Equity/Members’ (Deficit) Equity:
Common stock value	6
Common Class V [Member]
Stockholders’ (Deficit) Equity/Members’ (Deficit) Equity:
Common stock value	$ 12